Investment Risks - Virtus Newfleet Multi-Sector Intermediate Bond Series	Dec. 31, 2024
Affiliated Fund and ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Affiliated Fund and ETF Risk: The Series’ subadviser may select and substitute affiliated and/or unaffiliated mutual funds and/or exchange-traded funds (ETFs), which may create a conflict of interest because the subadviser or its affiliate(s) may receive fees from affiliated funds and/or ETFs, some of which pay the subadviser or its affiliate(s) more than others.
Mutual Fund and ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mutual Fund and ETF Investing Risk: The Series will be indirectly affected by factors, risks and performance specific to any other mutual fund and/or exchange-traded fund (ETF) (“underlying fund”) in which it invests. Further, the net asset value per share of each underlying fund will include the effect of any fees and expenses of the underlying fund, so the Series’ investment in such underlying funds will cause the Series to indirectly bear its proportionate share of such fees and expenses, which are reflected in the Series’ Fees and Expenses table as “Acquired Series Fees and Expenses” if they are estimated to amount to at least 0.01% of the Series’ total net assets.